Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 162	$ 160
Net gains on foreign exchange and derivative financial instruments	(8)	(28)
Revaluation of Refinitiv warrants (see note 19)	(9)	(82)
Fair value adjustments (see note 5)	(8)	(10)
Other	(2)	(163)
Total	$ 135	$ (123)